CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 36,837	$ 17,773
Accounts receivable, less allowance of $2,962 and $3,153 at March 31, 2015 and December 31, 2014, respectively	157,221	148,352
Inventories	146,824	138,156
Other current assets	24,215	27,259
Total current assets	365,097	331,540
Property, plant and equipment, net	84,734	75,679
Goodwill	141,090	139,774
Intangible assets, net	16,657	17,228
Other assets, net	17,878	18,844
Total assets	625,456	583,065
Current liabilities:
Accounts payable	90,737	75,868
Accrued liabilities	74,083	66,225
Current maturities of long-term debt	55,076	30,074
Total current liabilities	219,896	172,167
Long-term debt, net of current maturities	353,810	353,830
Other long-term liabilities	17,774	16,868
Total liabilities	$ 591,480	$ 542,865
Commitments and contingencies (Note 6)
Stockholders' equity:
Preferred stock, $0.01 par value, 10,000 shares authorized; zero shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively
Common stock, $0.01 par value, 200,000 shares authorized; 98,537 and 98,226 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	$ 985	$ 982
Additional paid-in capital	380,934	380,091
Accumulated deficit	(347,943)	(340,873)
Total stockholders' equity	33,976	40,200
Total liabilities and stockholders' equity	$ 625,456	$ 583,065